EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 31, 2012 (Accession No. 0001193125-12-325692), to the Prospectus dated May 1, 2012, for the Class IA, IB and K shares of EQ/Franklin Templeton Allocation Portfolio, a series of EQ Advisors Trust.